Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2 –	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Significant Accounting Policies

The accompanying unaudited condensed consolidated interim financial statements included herein have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information and in accordance with the rules and regulations of the United States Securities and Exchange Commission ("SEC"). The unaudited condensed consolidated interim financial statements are comprised of the financial statements of the Company. In management's opinion, the accompanying unaudited condensed financial statements contain all adjustments necessary for a fair statement of its financial position as of June 30, 2026, and its results of operations for the three- and six-month periods ended June 30, 2026 and 2025, and cash flows for the six months periods ended June 30, 2026 and 2025. All intercompany accounts and transactions have been eliminated. Operating results for the six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for any future period or for the year ending December 31, 2026. The condensed consolidated interim balance sheet at December 31, 2025, was derived from audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements. These unaudited condensed consolidated interim financial statements should be read in conjunction with the Company's audited consolidated financial statements and the notes thereto for the year ended December 31, 2025.

On March 19, 2026, the Company consummated the previously announced business combination (the “Business Combination”) with dMY Squared Technology Group, Inc. (“DMY”), pursuant to the business combination agreement, dated as of September 9, 2025 (as amended, supplemented and/or restated from time to time, the “Business Combination Agreement”) by and among DMY, the Company, Rose Acquisition Pte. Ltd. (Company Registration No.: 202537790M), a Singapore private company limited by shares and a wholly-owned subsidiary of the Company (“Merger Sub 1”), Horizon Merger Sub 2, Inc., a Massachusetts corporation and wholly-owned subsidiary of the Company (“Merger Sub 2”), and Horizon Quantum Computing Pte. Ltd. (Company Registration No.: 201802755E), a Singapore private company limited by shares (“Legacy Horizon”). On March 20, 2026, the Company Class A Ordinary Shares and Company Public Warrants commenced trading on the Nasdaq Stock Market LLC (“Nasdaq”) under the symbols “HQ” and “HQWWW”, respectively.

The company determined that Legacy Horizon was the accounting acquirer based on evaluation of the following facts and circumstances:

●	The shareholders of Legacy Horizon have the greatest voting interest in the Company;

●	The shareholders of Legacy Horizon have the ability to control decisions regarding election and removal of directors and officers of the Company;

●	Legacy Horizon comprises the ongoing operations of the Company; and

●	Legacy Horizon’s existing senior management is the senior management of the Company.

Accordingly, the Business Combination was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, although the Business Combination was structured such that the Company was the legal acquirer of both DMY and Legacy Horizon, for financial reporting purposes, the transaction was accounted for as a reverse recapitalization, with Legacy Horizon treated as the accounting acquirer and DMY treated as the acquired company. Accordingly, the Business Combination was treated as the equivalent of Legacy Horizon issuing stock for the net assets of DMY, accompanied by a recapitalization. The net assets of DMY were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination were those of Legacy Horizon.

Use of Estimates

Management of the Company is required to make certain estimates, judgments, and assumptions during the preparation of its consolidated financial statements in accordance with GAAP. The Company believes that these estimates, judgments and assumptions are reasonable under the circumstances. These estimates, judgments, and assumptions impact the reported amounts of assets, liabilities, revenue, and expenses. Actual results could differ from these estimates. Changes in such estimates could affect amounts reported in future periods. On an ongoing basis, the Company evaluates its estimates and judgments including those related to the useful lives and recoverability of property and equipment and definite-lived intangible assets; the carrying value of accounts receivable, including the determination of the allowance for credit losses; the incremental borrowing rate for the Company’s leases; and the valuation of share-based compensation and derivative warrant liabilities.

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the JOBS Act. Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Cash and Cash Equivalents

Cash balances are held in U.S., Singaporean and European banks. The Company maintains its cash balances in highly rated financial institutions. At times, cash balances may exceed federally insurable limits.

Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash, and which are subject to an insignificant risk of changes in value. These typically include treasury bills, money market funds, and other short-term instruments with original maturities of three months or less.

Restricted Cash

The Company is not subject to any contractual agreement that contains restrictions on the Company’s use or withdrawal of its cash or cash equivalents.

Revenue Recognition

Revenue from sale of services in the ordinary course of business is recognized when the Company satisfies a performance obligation (“PO”) by transferring control of a promised service to the customer.

The amount of revenue recognized is the amount of the transaction price allocated to the satisfied PO.

The transaction price is allocated to each PO in the contract on the basis of the relative stand-alone selling prices of the promised services. The individual standalone selling price of a service that has not previously been sold on a stand-alone basis, or has a highly variable selling price, is determined based on the residual portion of the transaction price after allocating the transaction price to services with observable stand-alone selling prices. A discount or variable consideration is allocated to one or more, but not all, of the performance obligations if it relates specifically to those POs.

The transaction price is the amount of consideration in the contract to which the Company expects to be entitled in exchange for transferring the promised services. The transaction price may be fixed or variable and is adjusted for time value of money if the contract includes a significant financing component. Consideration payable to a customer is deducted from the transaction price if the Company does not receive a separate identifiable benefit from the customer. When consideration is variable, the estimated amount is included in the transaction price to the extent that it is highly probable that a significant reversal of the cumulative revenue will not occur when the uncertainty associated with the variable consideration is resolved.

Revenue may be recognized at a point in time or over time following the timing of satisfaction of the PO. If a PO is satisfied over time, revenue is recognized based on the percentage of completion reflecting the progress towards complete satisfaction of that PO.

The following table provides information about the nature and timing of the satisfaction of performance obligations in contract with customers, including significant payment terms, and the related revenue recognition policies:

Rendering of services

Nature of services	The Company provides research and development services on quantum algorithms.
When revenue is recognized	Revenue is recognized when services are delivered to the customer and all criteria for acceptance have been satisfied.
Significant payment terms	30-day credit terms

Property and Equipment, Net

Property and equipment, net is stated at cost and depreciated on a straight-line basis of three to seven years for furniture and fixtures and computer equipment. Leasehold improvements are capitalized and amortized over the shorter of their useful lives or remaining lease term. Repair and maintenance costs are charged to operations in the periods incurred. Upon retirement or sale, costs and related accumulated depreciation or amortization are removed from the balance sheets and the resulting gain or loss is included in operating expense in the Company’s consolidated statements of operations and comprehensive loss.

Impairment of Long-Lived Assets

Long-lived assets with finite lives consist primarily of property and equipment, operating lease right-of-use assets, and intangible assets which are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Leases

Leases are accounted for under ASC 842. The Company determines if an arrangement is or contains a lease at inception. The Company’s operating lease arrangements are comprised of real estate and facility leases. Right of use assets represent the Company’s right to use the underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right of use assets and lease liabilities are recognized at the commencement date based on the present value of the lease payments over the lease term. As the Company’s leases do not provide an implicit rate and the implicit rate is not readily determinable, the Company estimates its incremental borrowing rate based on the information available at the measurement date in determining the present value of the lease payments. Right of use assets also exclude lease incentives.

Share Based Compensation

The Company accounts for share based compensation expense in accordance with ASC 718, Compensation-Stock Compensation (“ASC 718”). The Company measures and recognizes compensation expense for all stock-based awards based on estimated fair values on the date of the grant, recognized over the requisite service period. For awards that vest solely based on a service condition, the Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period. The Company accounts for forfeitures in the period in which they occur.

Income and Other Expenses, Operating Income / Losses

Income and other expenses are recognized on an accrual basis when it is probable that economic benefits will flow to or from the Company and the amounts can be reliably measured. Other income may include interest income, foreign exchange gains, and miscellaneous non-operating income.

Operating income or losses represent the profit or loss from the Company’s core business operations, excluding finance costs, taxation, and other non-operating items. It is a key performance measure used by management to assess the results of operations.

Foreign Operations and Foreign Currency Translation

The Company’s reporting currency is the US dollar. The functional currencies of the Company’s subsidiaries are the local currencies of the economic environment in which they operate (Singapore dollar and Euros). Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at average exchange rates during the year. Differences resulting from translation are presented in equity as accumulated other comprehensive loss. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. Foreign currency transaction (loss) gain, mainly related to intercompany transactions and revaluation of cash balances, is included in the consolidated statements of operations. For the six months ended June 30, 2026 and 2025, there was a loss of $318,912 and $306,927, respectively.

Warrant Liabilities

In connection with the close of the Business Combination, the Company assumed the outstanding warrants issued in connection with DMY’s initial public offering (the “DMY Public Warrants”) and the warrants issued by DMY in a private placement concurrent with DMY’s initial public offering (the “DMY Private Placement Warrants”) were recognized as derivative liabilities in accordance with ASC 815. Accordingly, the Company recognized the warrant instruments as liabilities at fair value and will adjust the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value will be recognized in the consolidated statements of operations. The fair value of the DMY Public Warrants and DMY Private Placement Warrants were initially measured at fair value using the Black-Scholes model and the Monte Carlo simulation model, respectively. Beginning in December 2022, the fair value of DMY Public Warrants has been measured based on the listed market price of such DMY Public Warrants. The estimated fair value of the DMY Private Placement Warrants was subsequently determined using the Monte Carlo simulation method with Level 3 inputs. The Company has not changed its warrant valuation methodology since the assumption of both the outstanding DMY Public Warrants and DMY Private Placement Warrants. The determination of the fair value of the derivative warrant liabilities may be subject to change as more current information becomes available and accordingly the actual results could differ significantly.

Critical Accounting Estimates

The preparation of financial statements in conformity with GAAP requires estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Critical accounting estimates are those estimates made in accordance with GAAP that involve a significant level of estimation uncertainty and have had or are reasonably likely to have a material impact on the financial condition or results of operations of the Company. In accounting for the Business Combination, stock-based compensation, the use of valuation methods for awards granted when the Company’s ordinary shares are not publicly traded, the use of estimates in option and warrant valuation model inputs such as expected volatility, term of options, risk-free interest rate are subjective and the change in these assumptions can materially affect the amount of share-based compensation expense and change in fair value of derivative liabilities recognized in the consolidated financial statements.

Fair Value Measurements

The Company measures certain financial assets and liabilities at fair value on a recurring basis in accordance with ASC 820, Fair Value Measurement. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Company applies a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

Level 1	–	Quoted prices in active markets for identical assets or liabilities.

Level 2	–	Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in markets that are not active, and inputs other than quoted prices that are observable or corroborated by observable market data.

Level 3	–	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

When available, the Company uses quoted market prices to determine fair value and classifies such items within Level 1. If quoted market prices are not available, the Company uses valuation techniques consistent with the market approach, income approach, or cost approach. Valuation techniques used maximize the use of observable inputs and minimize the use of unobservable inputs.

Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, other receivables, accounts payable and accrued liabilities. The Company does not have any outstanding debt as of the date of the consolidated financial statements. The carrying amounts of cash and cash equivalents are at cost which approximates fair value due to the high liquidity of these instruments. Accounts receivable and other receivables are recorded at amortized cost, net of any allowance for doubtful accounts. The Company evaluates the collectability of receivables and records an allowance for expected credit losses when necessary. Accounts payable and accrued liabilities are recorded at cost and approximate fair value due to their short-term nature.

Basic and Diluted Net Loss Per Share

Basic net loss per share for the six months ended June 30, 2026 was calculated by dividing net loss attributable to Ordinary Class A Shares and Ordinary Class B Shares. For the six months ended June 30, 2025, it was calculated by dividing net loss attributable to Seed Preference, Seed Plus Preference, Series A Preference, and Ordinary Shareholders by the weighted-average number of shares of Seed Preference, Seed Plus Preference, Series A Preference, and Ordinary shares outstanding during the three months and recast to take into account the effects of the Business Combination. Diluted net loss per share is based upon the diluted weighted-average number of shares outstanding during the period. Diluted net loss per share gives effect to all potentially dilutive common share equivalents, including preferred stock and stock options, to the extent they are dilutive. See Note 11 – Net Loss Per Share.

Comprehensive Loss

Comprehensive loss consists of two components, net loss and other comprehensive income (loss), net. Other comprehensive income (loss), net is defined as revenue, expenses, gains, and losses that under U.S. GAAP are recorded as an element of stockholders’ deficit but are excluded from net loss. The Company’s other comprehensive loss consists of foreign currency translation adjustments that result from the consolidation of its subsidiaries and is reported net of tax effects.

Concentration of Risks

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash and cash equivalents, and accounts receivable. The Company maintains its cash with major financial institutions in U.S., Singapore and Ireland, which are regulated by the Federal Deposit Insurance Corporation, Monetary Authority of Singapore and Irish Deposit Guarantee Scheme, respectively. While these balances may exceed the amounts insured under the schemes, the Company has not experienced any losses.

Segments

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance therefore there is only one reportable segment.

Recent Accounting Pronouncements Not Yet Adopted

In November 2024, the Financial Accounting Standards Board (“FASB”) issued ASU 2024-03, "Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40):Disaggregation of Income Statement Expenses" ("ASU 2024-03"). The standard requires additional disclosure of certain costs and expenses within the notes to the financial statements. The provisions of the standard are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. This accounting standards update may be applied either prospectively or retrospectively. The Company is currently evaluating the impact this standard will have on its consolidated financial statements.

In January 2025, the FASB issued ASU 2025-01, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This update clarifies the effective date of ASU 2024-03, which requires public business entities to provide disaggregated disclosures of certain income statement expenses. Specifically, ASU 2025-01 confirms that the guidance in ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and for interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. Management is currently evaluating the impact that the updated standard will have on our consolidated financial statement disclosures.

Liquidity and Going Concern

The accompanying financial statements have been prepared using the going concern basis of accounting, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has incurred net losses of $118.8 million (including non-cash fair value losses of $105.3 million) and $7.7 million during the six months ended June 30, 2026 and 2025, respectively, and has an accumulated deficit of $152.4 million as of June 30, 2026. The Company expects operating losses and negative cash flows from operations to continue for the foreseeable future. On March 19, 2026, upon the close of the Business Combination and the concurrent PIPE Private Placement (as defined below), the Company received combined gross proceeds of approximately $120 million. Accordingly, management has concluded that the conditions that previously raised substantial doubt about the Company’s ability to continue as a going concern have been alleviated as its cash on hand will satisfy its working capital and capital requirements for at least the next twelve months.

The Company’s future capital requirements will depend on many factors including the Company’s revenue growth rate, the timing and extent of spending to support further sales and marketing and research and development efforts. In order to finance these opportunities, the Company may need to raise additional financing. While there can be no assurances, the Company may need to pursue issuances of additional equity raises and debt rounds of financing. If additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to the Company or at all. If the Company is unable to raise additional capital when desired, the Company’s business, results of operations and financial condition would be materially and adversely affected.